UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                --------------


Check here if Amendment [  ]: Amendment Number:
                                                  ------------

      This Amendment (Check only one):      |_|  is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:      Brevan Howard Asset Management LLP
Address:   2nd Floor
           Almack House
           28 King Street
           London SW1Y 6XA
           United Kingdom

Form 13F File Number:  028-12590
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James Vernon
Title:     Managing Member of Brevan Howard Asset Management LLP
Phone:     0207 0222 6200

Signature, Place and Date of Signing:


      /s/ James Vernon            London, United Kingdom        May 15, 2009
-------------------------------   ------------------------      ------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                            0
                                                 ----------------------------

Form 13F Information Table Entry Total:                      13
                                                 ----------------------------

Form 13F Information Table Value Total:                    $45,034
                                                 ----------------------------

                                                       (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



           None


                                                  BREVAN HOWARD ASSET MANAGEMENT LLP
                                                               FORM 13F
                                                     Quarter Ended March 31, 2009
------------------------------------------------------------------------------------------------------------------------------------
                                    CLASS                    VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
                                    -----                    -----    -------    ---  ----  ----------  -----    -------------------
NAME OF ISSUER                      TITLE       CUSIP      (X$1,000)  PRN AMT    PRN  CALL  DISCRETION  MGRS     SOLE   SHARED  NONE
--------------                      -----       -----      ---------  -------    ---  ----  ----------  ------   ----   ------  ----
------------------------------------------------------------------------------------------------------------------------------------
BARRICK GOLD CORP                   COM         067901108   1,621       50,000   SH            SOLE              50,000
------------------------------------------------------------------------------------------------------------------------------------
BUNGE LIMITED                       COM         G16962105     283        5,000   SH            SOLE               5,000
------------------------------------------------------------------------------------------------------------------------------------
COMMTOUCH SOFTWARE LTD            SHS NEW       M25596202   1,798    1,045,567   SH            SOLE           1,045,567
------------------------------------------------------------------------------------------------------------------------------------
ISHARES SILVER TRUST              ISHARES       46428Q109   2,302      180,000   SH            SOLE             180,000
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN CHASE & CO                 COM         46625H100   1,329       50,000   SH            SOLE              50,000
------------------------------------------------------------------------------------------------------------------------------------
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100   3,872      105,000   SH   CALL     SOLE             105,000
------------------------------------------------------------------------------------------------------------------------------------
MOSAIC CO                           COM         61945A107   6,087      145,000   SH            SOLE             145,000
------------------------------------------------------------------------------------------------------------------------------------
POTASH CORP SASK INC                COM         73755L107   5,657       70,000   SH            SOLE              70,000
------------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO                 COM         742718109     730       15,500   SH            SOLE              15,500
------------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR           SBI INT-FINL    81369Y605   1,645      186,700   SH            SOLE             186,700
------------------------------------------------------------------------------------------------------------------------------------
SUNCOR ENERGY INC                   COM         867229106   8,884      400,000   SH            SOLE             400,000
------------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW              COM         91913Y100   5,413      302,400   SH   PUT      SOLE             302,400
------------------------------------------------------------------------------------------------------------------------------------
VALERO ENERGY CORP NEW              COM         91913Y100   5,413      302,400   SH   CALL     SOLE             302,400
------------------------------------------------------------------------------------------------------------------------------------